FAIR VALUE DISCLOSURES - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Investment securities held-to-maturity	$ 58,545	$ 76,960
Other investments	129,564	114,598
Interest Receivable	54,107	53,200
Financial liabilities
Deposits	16,421,842	14,329,138
Federal Home Loan Bank Stock and Federal Reserve Bank Stock	116,700	103,000
Impaired Commercial And Commercial Real Estate Loans Member
Financial liabilities
Principal Amount of Commercial and Commercial Real Estate Loans	38,100	3,900
Allowance for Loan and Lease Losses, Real Estate	16,100	2,100
Carrying value
Financial assets
Cash and interest-bearing deposits with other banks	775,891	904,486
Investment securities held-to-maturity	58,545	76,960
Other investments	12,898	11,570
Loans and leases, net	13,237,583	11,604,987
Interest Receivable	71,940	67,420
Financial liabilities
Deposits	16,421,842	14,329,138
Short-term borrowings	675,332	755,452
Long-term debt	514,052	347,509
Interest Payable	38,304	43,411
Fair value
Financial assets
Cash and interest-bearing deposits with other banks	775,891	904,486
Investment securities held-to-maturity	54,334	68,989
Other investments	12,898	11,570
Loans and leases, net	13,061,341	11,417,941
Interest Receivable	71,940	67,420
Financial liabilities
Deposits	16,415,852	14,322,815
Short-term borrowings	675,332	755,452
Long-term debt	473,291	346,613
Interest Payable	38,304	43,411
Fair Value, Inputs, Level 1 [Member] | Fair value
Financial assets
Cash and interest-bearing deposits with other banks	775,891	904,486
Investment securities held-to-maturity	0	0
Other investments	1,850	1,530
Loans and leases, net	0	0
Interest Receivable	0	0
Financial liabilities
Deposits	0	0
Short-term borrowings	675,332	755,452
Long-term debt	0	0
Interest Payable	2,918	4,663
Fair Value, Inputs, Level 2 [Member] | Fair value
Financial assets
Cash and interest-bearing deposits with other banks	0	0
Investment securities held-to-maturity	54,334	68,989
Other investments	40	40
Loans and leases, net	0	0
Interest Receivable	17,833	14,263
Financial liabilities
Deposits	16,415,852	14,322,815
Short-term borrowings	0	0
Long-term debt	473,291	346,613
Interest Payable	35,386	38,748
Fair Value, Inputs, Level 3 [Member] | Fair value
Financial assets
Cash and interest-bearing deposits with other banks	0	0
Investment securities held-to-maturity	0	0
Other investments	11,008	10,000
Loans and leases, net	13,061,341	11,417,941
Interest Receivable		53,157
Financial liabilities
Deposits	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Interest Payable	$ 0	$ 0